Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:
	December 31,	December 31,
	2019	2018
Trade accounts receivable	1,396	1,292
Allowance for doubtful accounts	(16)	(15)
Total	1,380	1,277